As filed with the Securities and Exchange Commission on September 17, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
July 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 95.18%	Value
	Amusement, Gambling, and Recreation Industries - 1.54%
9,700	Walt Disney Co.	$627,105

	Beverage and Tobacco Product Manufacturing - 0.91%
4,650	Altria Group, Inc.	163,029
2,500	PepsiCo, Inc.	208,850
		371,879
	Building Material and Garden Equipment - 0.93%
8,500	Lowe's Companies, Inc.	378,930

	Chemical Manufacturing - 15.05%
4,900	AbbVie, Inc.	222,852
5,300	Bristol-Myers Squibb Co.	229,172
14,500	Dow Chemical Co.	508,080
20,338	E. I. du Pont de Nemours and Co.	1,173,299
20,700	Eli Lilly & Co.	1,099,377
9,800	Johnson & Johnson	916,300
16,700	Merck & Co., Inc.	804,439
40,702	Pfizer, Inc.	1,189,719
		6,143,238
	Computer and Electronic Product Manufacturing - 12.17%
1,000	Apple, Inc.	452,500
10,900	Cisco Systems, Inc.	278,495
43,100	Hewlett-Packard Co.	1,106,808
80,000	Intel Corp.	1,864,000
17,600	Raytheon Co.	1,264,384
		4,966,187
	Couriers and Messengers - 0.49%
2,300	United Parcel Service, Inc. - Class B	199,640

	Credit Intermediation and Related Activities - 8.56%
8,500	American Express Co.	627,045
18,700	Bank of New York Mellon Corp.	588,115
4,600	Capital One Financial Corp.	317,492
15,800	JPMorgan Chase & Co.	880,534
24,800	Wells Fargo & Co.	1,078,800
		3,491,986
	Electrical Equipment, Appliance, and Component Manufacturing - 0.48%
3,200	Emerson Electric Co.	196,384

	Food Services and Drinking Places - 1.87%
7,800	McDonald's Corp.	765,024

	General Merchandise Stores - 5.49%
11,200	Target Corp.	798,000
18,500	Wal-Mart Stores, Inc.	1,441,890
		2,239,890
	Health and Personal Care Stores - 6.42%
19,000	CVS Caremark Corp.	1,168,310
28,900	Walgreen Co.	1,452,225
		2,620,535
	Insurance Carriers and Related Activities - 7.06%
23,100	Allstate Corp.	1,177,638
23,400	UnitedHealth Group, Inc.	1,704,690
		2,882,328
	Machinery Manufacturing - 5.23%
9,000	Baker Hughes, Inc.	426,870
70,100	General Electric Co.	1,708,337
		2,135,207
	Management of Companies and Enterprises - 0.84%
2,100	Goldman Sachs Group, Inc.	344,463

	Merchant Wholesalers, Nondurable Goods - 0.49%
2,500	Procter & Gamble Co.	200,750

	Metal Ore Mining - 0.35%
5,100	Freeport-McMoRan Copper & Gold, Inc.	144,228

	Miscellaneous Manufacturing - 1.92%
3,900	Baxter International, Inc.	284,856
9,000	Medtronic, Inc.	497,160
		782,016
	Oil and Gas Extraction - 1.95%
4,600	Apache Corp.	369,150
4,800	Occidental Petroleum Corp.	427,440
		796,590
	Petroleum and Coal Products Manufacturing - 5.41%
6,900	Chevron Corp.	868,641
11,100	ConocoPhillips	719,946
6,600	Exxon Mobil Corp.	618,750
		2,207,337
	Pipeline Transportation - 0.43%
5,100	Williams Co., Inc.	174,267

	Professional, Scientific, and Technical Services - 0.85%
3,200	Amgen, Inc.	346,528

	Publishing Industries (except Internet) - 2.26%
14,200	Microsoft Corp.	451,986
14,500	Oracle Corp.	469,075
		921,061
	Rail Transportation - 1.98%
8,900	Norfolk Southern Corp.	651,124
1,000	Union Pacific Corp.	158,590
		809,714
	Support Activities for Mining - 1.17%
10,600	Halliburton Co.	479,014

	Telecommunications - 4.58%
30,300	AT&T, Inc.	1,068,681
16,200	Verizon Communications, Inc.	801,576
		1,870,257
	Transportation Equipment Manufacturing - 4.48%
37,200	Ford Motor Co.	627,936
9,700	General Dynamics Corp.	827,798
3,100	Lockheed Martin Corp.	372,372
		1,828,106
	Utilities - 2.27%
12,500	American Electric Power Co., Inc.	579,375
5,600	Exelon Corp.	171,304
3,900	Southern Co.	174,876
		925,555

	TOTAL COMMON STOCKS (Cost $30,486,221)	38,848,219

Shares	SHORT-TERM INVESTMENTS - 4.73%	Value
1,931,413	Invesco STIT-STIC Prime Portfolio, 0.02% (a)	1,931,413
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,931,413)	1,931,413

	Total Investments in Securities (Cost $32,417,634) - 99.91%	40,779,632
	Other Assets in Excess of Liabilities - 0.09%	35,711
	TOTAL NET ASSETS - 100.00%	$40,815,343

	(a) Rate shown is the 7-day annualized yield as of July 31, 2013.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$765,024	$-	$-	$765,024
Arts and Entertainment and Recreation	627,105	-	-	627,105
Finance and Insurance	6,374,314	-	-	6,374,314
Information	2,791,318	-	-	2,791,318
Management of Companies and Enterprises	344,463	-	-	344,463
Manufacturing	18,630,354	-	-	18,630,354
Mining, Quarrying, and Oil and Gas Extraction	1,419,832	-	-	1,419,832
Professional, Scientific, and Technical Services	346,528	-	-	346,528
Retail Trade	5,239,355	-	-	5,239,355
Transportation and Warehousing	1,183,621	-	-	1,183,621
Utilities	925,555	-	-	925,555
Wholesale Trade	200,750	-	-	200,750
Total Common Stocks	38,848,219	-	-	38,848,219
Short-Term Investments	1,931,413	-	-	1,931,413
Total Investments in Securities	$40,779,632	$-	$-	$40,779,632

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$32,565,187

Gross unrealized appreciation	8,740,756
Gross unrealized depreciation	(526,311)
Net unrealized appreciation	$8,214,445

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 9/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  9/16/13

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/16/13

* Print the name and title of each signing officer under his or her signature.